Note 40 - Fair Value Information - Fair Value of Assets and Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Assets	$ 501,000	$ 1,000
Assets	501,000	1,000
Recurring fair value measurement [member]
Statement Line Items [Line Items]
Assets	4,501,000	1,000
Assets	4,501,000	1,000
Recurring fair value measurement [member] | Warrant liabilities [member]
Statement Line Items [Line Items]
Liabilities	241,006	20,082,272
Recurring fair value measurement [member] | Investment in a rent-a-captive company [member]
Statement Line Items [Line Items]
Assets	1,000	1,000
Assets	1,000	1,000
Recurring fair value measurement [member] | Investment in SAFE [member]
Statement Line Items [Line Items]
Assets	4,000,000	0
Assets	4,000,000	0
Recurring fair value measurement [member] | Convertible Loans [Member]
Statement Line Items [Line Items]
Assets	500,000	0
Assets	500,000	0
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Assets	0	0
Assets	0	0
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Warrant liabilities [member]
Statement Line Items [Line Items]
Liabilities	241,006	910,263
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Investment in a rent-a-captive company [member]
Statement Line Items [Line Items]
Assets	0	0
Assets	0	0
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Investment in SAFE [member]
Statement Line Items [Line Items]
Assets	0	0
Assets	0	0
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Convertible Loans [Member]
Statement Line Items [Line Items]
Assets	0	0
Assets	0	0
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Assets	0	0
Assets	0	0
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Warrant liabilities [member]
Statement Line Items [Line Items]
Liabilities	0	0
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Investment in a rent-a-captive company [member]
Statement Line Items [Line Items]
Assets	0	0
Assets	0	0
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Investment in SAFE [member]
Statement Line Items [Line Items]
Assets	0	0
Assets	0	0
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Convertible Loans [Member]
Statement Line Items [Line Items]
Assets	0	0
Assets	0	0
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Assets	4,501,000	1,000
Assets	4,501,000	1,000
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Warrant liabilities [member]
Statement Line Items [Line Items]
Liabilities	0	19,172,009
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Investment in a rent-a-captive company [member]
Statement Line Items [Line Items]
Assets	1,000	1,000
Assets	1,000	1,000
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Investment in SAFE [member]
Statement Line Items [Line Items]
Assets	4,000,000	0
Assets	4,000,000	0
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Convertible Loans [Member]
Statement Line Items [Line Items]
Assets	500,000	0
Assets	$ 500,000	$ 0